Fair Value Measurements (Details 2) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Expected Term (Years)		9 months
Risk-free interest rate		4.00%
Volatility		80.00%
Reference Price for one share of Class A common stock		$ 0.6
Forward Purchase Agreement Put Option Liability [Member]
Class of Warrant or Right [Line Items]
Weighted Average Fair Value		$ 10,244
Expected Term (Years)		7 months 6 days	7 months 6 days
Risk-free interest rate		5.10%	5.10%
Volatility		39.00%	39.00%
Reference Price for one share of Class A common stock		$ 10.69	$ 2.21
Probability (Weight) - No Dilutive Offering Reset / With Dilutive Offering Reset due to PIPE transaction	[1]	5.00%	95.00%
Fair Value of Forward Purchase Agreement Put Option Liability		$ 40,880	$ 8,631
Stock price at measurement date		$ 2.6	$ 2.6

[1]	The private placement announced and completed on April 8, 2024. Quoted share price of Class A ordinary shares of the Company when PIPE (Private Investment in Public Entity) transaction took place was $2.21 approx.